Other receivables, net - Movements of allowance for credit losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Movements of allowance for credit losses
Beginning balance	$ 2,972,289	$ 2,582,761
Addition	13,875	389,528	$ 2,582,761
Write-off	(2,582,761)	0	0
Ending balance	$ 403,403	$ 2,972,289	$ 2,582,761